CASH, RESTRICTED CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2015	2016
Cash and savings accounts	$71,426	$65,705
Time deposits	6	6
Cash and cash equivalents reported on the consolidated balance sheets	71,432	65,711
Cash restricted as collateral and performance bond	1,000	500
Total cash, restricted cash and cash equivalents reported on the consolidated statements of cash flows	$72,432	$66,211

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2015	2016
Taiwan	$69,879	$65,093
Hong Kong	1,120	1,102
China	16	16
Singapore	1,417	—
	$72,432	$66,211